Securities (Amortized Cost, Unrealized Gross Gains and Losses Recognized in Accumulated Other Comprehensive Income (Loss), and Fair Value of Securities Available-for-Sale) (Details) (USD $)
In Thousands, unless otherwise specified
	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 614,402	$ 571,058	$ 500,128
Gross Unrealized Gains	8,311	16,739	16,808
Gross Unrealized Losses	(10,144)	(195)	(92)
Fair Value	612,569	587,602	516,844
U.S. Treasury and Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,257	23,570	6,340
Gross Unrealized Gains	22	40	82
Gross Unrealized Losses	(918)	(138)	0
Fair Value	22,361	23,472	6,422
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	76,710	71,352	60,606
Gross Unrealized Gains	2,585	5,145	4,195
Gross Unrealized Losses	(530)	(12)	(2)
Fair Value	78,765	76,485	64,799
Mortgage-backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	513,751	475,452	431,495
Gross Unrealized Gains	5,624	11,505	12,529
Gross Unrealized Losses	(8,696)	(45)	(90)
Fair Value	510,679	486,912	443,934
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	684	684	684
Gross Unrealized Gains	80	49	0
Gross Unrealized Losses	0	0	0
Fair Value	764	733	684
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost			1,003
Gross Unrealized Gains			2
Gross Unrealized Losses			0
Fair Value			$ 1,005